Other Liabilities - Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other current liabilities
Employee compensation	$ 171,000	$ 90,000
Contract liabilities	104,000	108,000
Income taxes payable	104,000	26,000
Accrued interest payable	100,000	138,000
Accrued expenses	75,000	118,000
Taxes other than income taxes	72,000	96,000
Jackpot liabilities	66,000	71,000
Current financial liabilities	61,000	128,000
Operating lease liabilities	39,000	44,000
Other	35,000	26,000
Total other current liabilities	$ 828,000	$ 846,000